Other Financial Data (Schedule Of Changes In Accrued Product Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Balance as of October 1,	$ 1,536	$ 2,120	$ 1,967
Additions charged to expense	1,048	197	770
Deductions	(704)	(781)	(617)
Balance as of September 30,	$ 1,880	$ 1,536	$ 2,120